Equity Incentive Plan - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Incentive Plan Disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Forfeited	3,600	0	0
Unrecognized compensation cost related to non- vested share arrangements granted	$ 32,413	$ 9,414	$ 6,372
Allocated Share-based Compensation Expense	26,568	24,200	38,701
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 9,658	$ 12,466	$ 2,826